Asset Retirement Obligations - Schedule of Changes in Carrying Value of Recorded AROs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Balance at beginning of year	$ 648	$ 620
Accretion expense	18	23
Payments	(72)	(83)
Liabilities incurred	96	137
Divestitures		(20)
Foreign currency translation and other	(55)	(29)
Balance at end of year	$ 635	$ 648